CREDIT FACILITIES (Details) $ in Thousands				12 Months Ended
	Jan. 01, 2019 USD ($)	Nov. 14, 2018 USD ($) installment	Apr. 23, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 31, 2017 USD ($)
CREDIT FACILITIES
Total credit facilities				$ 315,000	$ 192,000
Deferred financing fees, net of accumulated amortisation				(14,560)	(2,690)
Total credit facilities, net of deferred financing fees				300,440	189,310
Repayments of debt			$ 192,000	210,194	28,755	$ 250
Production prepayment			11,800		18,194		$ 30,000
Deferred financing fees paid			16,900
Wrote off deferred borrowing costs				2,428
Number of monthly installment | installment		5
Interest expense, net of capitalisation				$ 22,400	11,700	$ 11,400
New Borrowings
CREDIT FACILITIES
Available borrowing capacity	$ 6,100
Bottom of range
CREDIT FACILITIES
Current ratio				1.0
Interest coverage ratio				2.0
Asset coverage ratio, consisting of PV9% to Total Debt				1.50
Top of range
CREDIT FACILITIES
Leverage ratio				4.0
Revolving facility
CREDIT FACILITIES
Total credit facilities				$ 65,000
Revolving facility | New Borrowings
CREDIT FACILITIES
Additional borrowings	35,000
Revolving facility | LIBOR | Bottom of range
CREDIT FACILITIES
Adjustment to interest rate basis				2.50%
Revolving facility | LIBOR | Top of range
CREDIT FACILITIES
Adjustment to interest rate basis				3.50%
Revolving Facility - Natixis (due October 2022)
CREDIT FACILITIES
Borrowing base		$ 122,500	87,500
Increase in initial borrowing base		$ 35,000
Maximum borrowing capacity			$ 250,000
Debt instrument, term		4 years 6 months
Letter of credit outstanding on credit facility				$ 12,000
Available borrowing capacity				$ 45,500
Revolving facility - Morgan Stanley (due May 2020)
CREDIT FACILITIES
Total credit facilities					67,000
Term loan | LIBOR | Bottom of range
CREDIT FACILITIES
Interest rate				8.00%
Term loan | LIBOR | Top of range
CREDIT FACILITIES
Adjustment to interest rate basis				9.00%
Term Loan - Morgan Stanley (due April 2023)
CREDIT FACILITIES
Total credit facilities				$ 250,000
Debt instrument, term		5 years
Term loan - Morgan Stanley (due October 2020)
CREDIT FACILITIES
Total credit facilities					$ 125,000
Letter of Credit | New Borrowings
CREDIT FACILITIES
Increase in initial borrowing base	$ 16,400